PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities Assets	Transport Assets	Energy Assets	Data Infrastructure Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2019	$4,020	$2,485	$4,681	$444	$11,630
Change in accounting policies	21	356	197	633	1,207
Additions, net of disposals	467	122	419	8	1,016
Non-cash (disposals) additions	(2)	49	(270)	(51)	(274)
Acquisitions through business combinations(1)	—	5,283	3,332	95	8,710
Assets reclassified as held for sale	(458)	—	—	—	(458)
Net foreign currency exchange differences	135	4	72	2	213
Balance at December 31, 2019	$4,183	$8,299	$8,431	$1,131	$22,044
Additions, net of disposals	173	185	221	14	593
Non-cash additions (disposals)	2	(82)	(29)	(10)	(119)
Net foreign currency exchange differences	(291)	(132)	(307)	(14)	(744)
Balance at June 30, 2020	$4,067	$8,270	$8,316	$1,121	$21,774

Accumulated depreciation:
Balance at January 1, 2019	$(613)	$(744)	$(492)	$—	$(1,849)
Depreciation expense	(171)	(178)	(328)	(87)	(764)
Disposals (additions)	7	2	(4)	—	5
Assets reclassified as held for sale	194	—	—	—	194
Non-cash disposals (additions)	3	(27)	50	—	26
Net foreign currency exchange differences	(14)	(3)	(11)	(1)	(29)
Balance at December 31, 2019	$(594)	$(950)	$(785)	$(88)	$(2,417)
Depreciation expense	(74)	(215)	(204)	(50)	(543)
Disposals	1	4	1	—	6
Non-cash disposals	—	100	2	6	108
Net foreign currency exchange differences	40	34	20	1	95
Balance at June 30, 2020	$(627)	$(1,027)	$(966)	$(131)	$(2,751)

Accumulated fair value adjustments:
Balance at January 1, 2019	$1,401	$810	$822	$—	$3,033
Assets reclassified as held for sale	(416)	—	—	—	(416)
Fair value adjustments	347	45	327	—	719
Net foreign currency exchange differences	38	2	22	—	62
Non-cash disposals	—	—	(12)	—	(12)
Balance at December 31, 2019	$1,370	$857	$1,159	$—	$3,386
Net foreign currency exchange differences	(88)	(20)	(22)	—	(130)
Balance at June 30, 2020	$1,282	$837	$1,137	$—	$3,256

Net book value:
December 31, 2019	4,959	8,206	8,805	1,043	23,013
June 30, 2020(2)	$4,722	$8,080	$8,487	$990	$22,279

1.	Refer to Note 5 Acquisition of Businesses for further details.
2.
Includes right-of-use assets of $15 million in our utilities segment, $1,271 million in our transport segment, $254 million in our energy segment and $526 million in our data infrastructure segment. Current lease liabilities of $216 million have been included in accounts payable and other and non-current lease liabilities of $1,519 million have been included in other liabilities in the Consolidated Statement of Financial Position.